Related party transactions (Details)	12 Months Ended
	Dec. 31, 2018 CHF (SFr) shares	Dec. 31, 2017 CHF (SFr) shares	Dec. 31, 2016 CHF (SFr) shares
Disclosure of transactions between related parties [line items]
Short term benefits	SFr 1,203,128	SFr 1,857,626	SFr 1,880,343
Post-employee benefits years	55,278	94,839	88,838
Share-based payment charge	264,881	263,306	321,361
Total	SFr 1,523,287	SFr 2,215,771	2,290,542
Number of options outstanding (in shares) | shares	992,777	225,154
Number of share options granted (in shares) | shares	911,983
Grant price (in USD per share)	SFr 1.04
Payroll charge	27,730	SFr 354,851	290,783
Executive Management
Disclosure of transactions between related parties [line items]
Total compensation paid to management	1,403,250	1,973,167	1,871,406
Short term benefits	1,002,707	1,576,864	1,554,850
Post-employee benefits years	55,278	94,839	88,838
Share-based payment charge	204,224	190,659	217,981
Total	1,262,209	1,862,362	1,861,669
Board of Directors
Disclosure of transactions between related parties [line items]
Total compensation paid to management	287,384	337,619	364,276
Short term benefits	200,421	280,762	325,493
Post-employee benefits years	0	0	0
Share-based payment charge	60,657	72,647	103,380
Total	SFr 261,078	SFr 353,409	SFr 428,873
Number of options outstanding (in shares) | shares	703,235	1,782,605	656,355
Equity Incentive Plan
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares) | shares	911,983	1,918,100
Equity Incentive Plan | Restricted shares
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares)		0